Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 16, 2012
Registrant Name	dei_EntityRegistrantName	SEASONS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 16, 2012
Prospectus Date	rr_ProspectusDate	Nov 16, 2012

Focus Growth Portfolio (Prospectus Summary): | Focus Growth Portfolio
SEASONS SERIES TRUST

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 30, 2012

Effective November 19, 2012, SunAmerica Asset Management Corp (���SAAMCo���) will no longer directly manage the Focus Growth Portfolio (the ���Portfolio���). SAAMCo will continue to be the Portfolio���s investment adviser. The day-to-day management of the portion of the Portfolio���s assets formerly managed by SAAMCo will be allocated equally between the Portfolio���s two sub-advisers, Janus Capital Management, LLC (���Janus���) and Marsico Capital Management, LLC (���Marsico���). The prospectus is amended as follows to reflect this change:

In the Portfolio Summary, the information under Principal Investment Strategies of the Portfolio, is deleted in its entirely and replaced with the following:

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of growth criteria, without regard to market capitalization.

The Portfolio offers you access to two different professional managers. The Portfolio utilizes a ���focus��� strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers��� ���highest confidence��� stocks exceeds that of their more diversified portfolios.

Each subadviser will generally invest in up to 15 securities, and the Portfolio will generally hold up to a total of 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new subadviser may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position. The Portfolio is non-diversified.

The subadvisers may engage in frequent and active trading of portfolio securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 16, 2012
Focus Growth Portfolio (Prospectus Summary): | Focus Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SEASONS SERIES TRUST
Supplement Text	ck0001003239_SupplementTextBlock

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 30, 2012

Effective November 19, 2012, SunAmerica Asset Management Corp (���SAAMCo���) will no longer directly manage the Focus Growth Portfolio (the ���Portfolio���). SAAMCo will continue to be the Portfolio���s investment adviser. The day-to-day management of the portion of the Portfolio���s assets formerly managed by SAAMCo will be allocated equally between the Portfolio���s two sub-advisers, Janus Capital Management, LLC (���Janus���) and Marsico Capital Management, LLC (���Marsico���). The prospectus is amended as follows to reflect this change:

Investment Strategy, Heading	rr_StrategyHeading	In the Portfolio Summary, the information under Principal Investment Strategies of the Portfolio, is deleted in its entirely and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of growth criteria, without regard to market capitalization.

The Portfolio offers you access to two different professional managers. The Portfolio utilizes a ���focus��� strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers��� ���highest confidence��� stocks exceeds that of their more diversified portfolios.

Each subadviser will generally invest in up to 15 securities, and the Portfolio will generally hold up to a total of 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new subadviser may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position. The Portfolio is non-diversified.

The subadvisers may engage in frequent and active trading of portfolio securities.